Shareholders' equity - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($) Vote shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 03, 2024 USD ($)	Aug. 03, 2023 USD ($)	Aug. 08, 2022 USD ($)
Disclosure of classes of share capital [line items]
Assets	$ 366,778,000	$ 341,145,000
Share Repurchase Program Plan 1 [Member]
Disclosure of classes of share capital [line items]
Stock repurchase program authorized amount						$ 30,000,000
Stock repurchase program expiration date	Aug. 08, 2023
Share Repurchase Program Plan 2 [Member]
Disclosure of classes of share capital [line items]
Stock repurchase program authorized amount					$ 20,000,000
Stock repurchase program expiration date	Aug. 10, 2024
Share Repurchase Program Plan 3 [Member]
Disclosure of classes of share capital [line items]
Stock repurchase program authorized amount				$ 30,000,000
Stock repurchase program expiration date	Dec. 02, 2025
Loja Integrada [Member]
Disclosure of classes of share capital [line items]
Members' equity attributable to noncontrolling interest	$ 21,000
Loja Integrada [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	98.69%
Loja Integrada [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	97.58%
Loja Integrada [Member] | Gross Carrying Amount [Member]
Disclosure of classes of share capital [line items]
Assets	$ 2,325,000	$ 2,941,000
Class A Common Stock [Member]
Disclosure of classes of share capital [line items]
Common stock vote per share | Vote	1
Stocks repurchase program number of shares authorized to be repurchased | shares			3,287,960
Stock repurchase program remaining authorized repurchase amount			$ 12,798,000
Stock repurchase program cancellation of shares | shares	1,763,054	7,469,870	3,206,936
Treasury shares	$ 72,584	$ 0	$ 81,024
Class A Common Stock [Member] | Share Repurchase Program Plan 1 [Member]
Disclosure of classes of share capital [line items]
Stocks repurchase program number of shares authorized to be repurchased | shares		3,719,860
Stock repurchase program remaining authorized repurchase amount		$ 15,169,000
Class A Common Stock [Member] | Share Repurchase Program Plan 2 [Member]
Disclosure of classes of share capital [line items]
Stocks repurchase program number of shares authorized to be repurchased | shares		3,668,986
Stock repurchase program remaining authorized repurchase amount		$ 20,074,000
Class A Common Stock [Member] | Share Repurchase Program Plan 3 [Member]
Disclosure of classes of share capital [line items]
Stocks repurchase program number of shares authorized to be repurchased | shares	1,836,638
Stock repurchase program remaining authorized repurchase amount	$ 11,202,000
Class B Common Stock [Member]
Disclosure of classes of share capital [line items]
Common stock vote per share | Vote	10